Restructuring and Relocation (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring
Restructuring Cost and Reserve [Line Items]
A Reconciliation of the Accrual for Restructuring and Relocation
A reconciliation of the accrual for the restructuring activities included in "Accrued liabilities" in the Consolidated Balance Sheet is as follows:

(In thousands)	Severance
December 31, 2011	$—
Severance expense	10,591
Amounts paid	(3,591)
December 31, 2012	$7,000
Severance expense	(33)
Amounts paid	(5,117)
December 31, 2013	$1,850
Amounts paid	(1,850)
December 31, 2014	$—

Headquarters relocation
Restructuring Cost and Reserve [Line Items]
A Reconciliation of the Accrual for Restructuring and Relocation
A reconciliation of the accrual for the relocation that is included in "Accrued liabilities" in the Consolidated Balance Sheet is as follows:

(In thousands)	One-Time Termination Costs	Relocation, Recruiting and Other Costs	Total Exit Costs	Other Relocation Costs	Total
December 31, 2011	$5,303	$244	$5,547	$108	$5,655
Amounts expensed	2,527	13,129	15,656	4,048	19,704
Amounts paid	(5,799)	(12,295)	(18,094)	(4,238)	(22,332)
December 31, 2012	$2,031	$1,078	$3,109	$(82)	$3,027
Amounts expensed	(49)	480	431	82	513
Amounts paid	(1,982)	(1,558)	(3,540)	—	(3,540)
December 31, 2013	$—	$—	$—	$—	$—